Other Borrowings	12 Months Ended
Mar. 31, 2026
Other Borrowings [Abstract]
OTHER BORROWINGS

15. OTHER BORROWINGS

	As of March 31,
	2026	2025
	$’000	$’000
Short-term borrowings	-	420

In January 2025, the Company obtained short-term borrowings from two independent third parties, with principal amounts of $220,000 and $200,000 respectively. Each of the loan bears interest at a fixed rate of 6% per annum and repayable within one year or on demand. The loan with outstanding principal and interest amounting to $424,239 was subsequently settled by issuing 1,272,728 ordinary shares in May 2025 (see detailed disclosure in note 16).

Interest expenses for the other borrowings for the years ended March 31, 2026, 2025 and 2024 was approximately nil, $5,000 and nil, respectively.